Shareholders Equity (USD $)	Captial Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning balance at Dec. 31, 2011
Share issued	1,217	1,656		2,873
Net Loss			(3,268)	(3,268)
Ending balance at Dec. 31, 2012	1,217	1,656	(3,268)	(395)
Share issued	1,949	4,889		6,838
Net Loss			(8,027)	(8,027)
Ending balance at Dec. 31, 2013	$ 3,166	$ 6,545	$ (11,295)	$ (1,584)